J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund
(Ultra Shares)
(a series of JPMorgan Trust II)

Supplement dated May 18, 2009 to the Prospectus
dated November 1, 2008, as supplemented

Effective immediately, Ultra Shares of the JPMorgan Intrepid Mid Cap Fund are no longer available to investors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IMCU-LIQ-509